Reporting Entity	12 Months Ended
Mar. 31, 2026
Reporting Entity
Reporting Entity

1. Reporting Entity

OKYO Pharma Limited (the “Company” or “OKYO”) is a company domiciled in Guernsey and listed on the NASDAQ Capital Market (NASDAQ: OKYO). The Company was previously dual listed with a standard listing on the main market of the London Stock Exchange (LSE: OKYO) until May 22, 2023 when it delisted from the standard segment of the main market of the London Stock Exchange.

Leveraging extensive ophthalmology expertise across research, clinical development, regulatory affairs, and commercialization, OKYO is advancing a pipeline designed to improve outcomes for patients suffering from debilitating ocular diseases that impact vision, ocular comfort, and quality of life. OKYO’s lead program, urcosimod, is being developed as a potential first-in-class treatment for neuropathic corneal pain, a severe condition for which there are currently no FDA-approved therapies.

The ultimate parent of the Group is Panetta Partners Limited, incorporated in the British Virgin Islands.